Shareholders’ Equity (Details) - Schedule of Company’s Option Activity - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Schedule of Company’s Option Activity [Abstract]
Number of options, Outstanding beginning	15,728,176
Weighted- average exercise price, Outstanding beginning	$ 3.83
Weighted- average remaining contractual term (in years), Outstanding beginning	6 years 2 months 23 days	6 years 1 month 24 days
Aggregate intrinsic value, Outstanding beginning	$ 75,997
Number of options, Granted		769,008
Weighted- average exercise price, Granted		$ 10.41
Number of options, Exercised		2,487,028
Weighted- average exercise price, Exercised		$ 2.8
Number of options, Forfeited		122,823
Weighted- average exercise price, Forfeited		$ 5.95
Number of options, Expired		5,297
Weighted- average exercise price, Expired		$ 8.27
Number of options, Outstanding ending		13,882,036
Weighted- average exercise price, Outstanding ending		$ 4.36
Weighted- average remaining contractual term (in years), Outstanding ending	6 years 2 months 23 days	6 years 1 month 24 days
Aggregate intrinsic value, Outstanding ending		$ 105,409
Number of options, Exercisable		9,905,245
Weighted- average exercise price, Exercisable		$ 3.21
Weighted- average remaining contractual term (in years), Exercisable		5 years 21 days
Aggregate intrinsic value, Exercisable		$ 86,556